Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED JANUARY 26, 2026
TO THE PROSPECTUS
DATED OCTOBER 1, 2025 OF
PUTNAM DYNAMIC ASSET ALLOCATION EQUITY FUND (the “Fund”)
The following replaces the first sentence of the first paragraph of the section entitled “Fund summary — Investments, risks, and performance” of the Fund’s Prospectus:
The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide.

Putnam Dynamic Asset Allocation Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED JANUARY 26, 2026
TO THE PROSPECTUS
DATED OCTOBER 1, 2025 OF
PUTNAM DYNAMIC ASSET ALLOCATION EQUITY FUND (the “Fund”)
The following replaces the first sentence of the first paragraph of the section entitled “Fund summary — Investments, risks, and performance” of the Fund’s Prospectus:
The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide.